Note 36 - Gains (losses) on financial assets and liabilities (net) and Exchange Differences - Gains or losses on financial assets and liabilities and exchange differences. Breakdown by heading of the balance sheet (Details) - EUR (€)
	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Gains Or Losses on Financial Assets And Liabilities And Exchanges Differences
Total Gains or losses on derecognition of financial assets and liabilities not measured at fair value through profit or loss net ( Income Statement)	€ 67,000,000	€ 130,000,000
Other, Gains or Losses arising from derecognition of financial assets measured at amortised cost	53,000,000	109,000,000
Gains or Losses arising from financial assets at amortised cost	15,000,000	21,000,000
Gains or losses on financial assets and liabilities held for trading, net (Income Statement)	173,000,000	329,000,000
Gains losses on non trading financial assets at fair value through profit or loss	98,000,000	3,000,000
Gains or losses on financial assets and liabilities designated at fair value through profit or loss net (Income Statement)	(3,000,000)	107,000,000
Gains or losses from hedge accounting net (Income Statement)	73,000,000	51,000,000
Total Gains (losses) on financial assets and liabilities (net)	408,000,000	621,000,000
Exchange differences (Income Statement)	134,000,000	74,000,000
Total gains (losses) on financial instruments and exchange differences	€ 542,000,000	€ 696,000,000